Report of the directors financial review risk report - Retail analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (12,800)	$ (12,600)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ (3,100)	(3,000)
UK | Retail
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
UK | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	$ 157,016	147,306
UK | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	6,958	6,518
UK | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	8,156	7,486
UK | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(214)	(204)
UK | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(201)	(188)
UK | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(195)	(183)
UK | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(215)	(189)
UK | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(421)	(399)
UK | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(428)	(455)
UK | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(418)	(434)
UK | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(365)	(396)
UK | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(433)	(442)
UK | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(702)	(719)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(403)	(368)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(374)	(333)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(272)	(274)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(452)	(383)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (727)	(605)
Mexico | Retail
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Mexico | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	$ 7,937	6,319
Mexico | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	2,039	1,616
Mexico | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	4,110	3,447
Mexico | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(172)	(152)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(158)	(127)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(124)	(102)
Mexico | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(225)	(183)
Mexico | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(340)	(270)
Mexico | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(233)	(198)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(220)	(162)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(154)	(97)
Mexico | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(297)	(233)
Mexico | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(365)	(289)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(494)	(438)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(479)	(400)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(400)	(318)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(557)	(503)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (629)	(618)
Hong Kong | Retail
Disclosure of financial assets [line items]
ECL, weight assigned to scenarios	100.00%
Hong Kong | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	$ 102,533	100,107
Hong Kong | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	8,249	8,003
Hong Kong | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	6,418	5,899
Hong Kong | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	0	(1)
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	(1)
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	0
Hong Kong | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	0	(1)
Hong Kong | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(1)	(1)
Hong Kong | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(268)	(261)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(254)	(227)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(216)	(180)
Hong Kong | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(385)	(417)
Hong Kong | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(496)	(648)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(95)	(85)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(92)	(81)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(80)	(74)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(110)	(100)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(129)	(123)
UAE | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	2,048	2,170
UAE | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	437	441
UAE | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	700	718
UAE | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(40)	(37)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(40)	(37)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(39)	(36)
UAE | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(40)	(38)
UAE | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(41)	(38)
UAE | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(39)	(41)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(36)	(37)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(18)	(21)
UAE | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(67)	(68)
UAE | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(86)	(86)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(19)	(17)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(17)	(17)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(11)	(15)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(24)	(19)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(29)	(22)
France | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	21,112	21,440
France | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	1,390	1,433
France | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(51)	(51)
France | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(50)	(50)
France | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(50)	(50)
France | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(51)	(51)
France | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(52)	(52)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(49)	(54)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(48)	(53)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(47)	(52)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(50)	(55)
France | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(53)	(59)
US | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	13,854	13,489
US | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	209	219
US | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(10)	(7)
US | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(6)
US | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(9)	(6)
US | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(8)
US | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(14)	(15)
US | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(21)	(26)
US | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(20)	(25)
US | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(18)	(23)
US | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(22)	(27)
US | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(26)	(36)
Canada | Gross carrying/ nominal amount | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	25,353	25,163
Canada | Gross carrying/ nominal amount | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	307	299
Canada | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	1,383	1,399
Canada | Allowance for ECL | Mortgages | Retail
Disclosure of financial assets [line items]
Financial assets	(60)	(45)
Canada | Allowance for ECL | Mortgages | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(58)	(44)
Canada | Allowance for ECL | Mortgages | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(56)	(43)
Canada | Allowance for ECL | Mortgages | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(64)	(46)
Canada | Allowance for ECL | Mortgages | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(99)	(58)
Canada | Allowance for ECL | Credit cards | Retail
Disclosure of financial assets [line items]
Financial assets	(10)	(10)
Canada | Allowance for ECL | Credit cards | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(9)
Canada | Allowance for ECL | Credit cards | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(9)	(8)
Canada | Allowance for ECL | Credit cards | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(12)	(11)
Canada | Allowance for ECL | Credit cards | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	(12)	(11)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail
Disclosure of financial assets [line items]
Financial assets	(13)	(16)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	(12)	(14)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(11)	(13)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(17)
Canada | Allowance for ECL | Other financial assets measured at amortised cost | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	$ (44)	$ (36)